Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(a)	Compensation Actually Paid to PEO ($)(b)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)(d)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(e)	Net Income (loss) ($ in thousands)(f)
2025	$8,004,152	$6,297,363	$2,132,880	$(142,451)	$153	$55,681
2024	$5,003,399	$7,074,347	$1,856,750	$6,723,595	$167	$24,015
2023	$5,008,055	$4,918,784	$924,450	$376,895	$51	$(1,311)

Named Executive Officers, Footnote	Represents the compensation from the Summary Compensation Table for the Company's PEO, Thomas Priore for 2025, 2024 and 2023.Represents the average summary compensation for all NEOs from the Summary Compensation Table for the named executive officers.
i.For 2025, NEOs were Timothy O'Leary and Bradley Miller.
ii.For 2024, NEOs were Timothy O'Leary and Ranjana Ram.
iii.For 2023, NEOs were Timothy O'Leary and Bradley Miller.

PEO Total Compensation Amount	$ 8,004,152	$ 5,003,399	$ 5,008,055
PEO Actually Paid Compensation Amount	$ 6,297,363	7,074,347	4,918,784
Adjustment To PEO Compensation, Footnote
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid to the PEO consist of:

	2025	2024	2023
Summary Compensation Table Total for PEO	$8,004,152	$5,003,399	$5,008,055
Adjustments to Determine Compensation "Actually Paid" for PEO
Deductions for amounts reported under the "Stock Awards" column in the SCT	(2,996,498)	(600,000)	(299,039)
Fair value of awards granted during the year that remain outstanding at year end	2,331,025	2,252,396	277,958
Change in fair value of awards granted in prior years that remain outstanding at year end	(805,109)	426,609	—
Change in fair value from the end of the prior year to the vesting date for awards granted in prior years and vested in the current year	(236,207)	(8,057)	(68,190)
Total compensation actually paid for PEO	$6,297,363	$7,074,347	$4,918,784

Non-PEO NEO Average Total Compensation Amount	$ 2,132,880	1,856,750	924,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ (142,451)	6,723,595	376,895
Adjustment to Non-PEO NEO Compensation Footnote
Deductions from, and additions to, average compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid to the Non-PEO NEOs consist of:

	2025	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs	$2,132,880	$1,856,750	$924,450
Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs
Deductions for amounts reported under the "Stock Awards" column in the SCT	(3,037,760)	(2,463,400)	(600,000)
Fair value of awards granted during the year that remain outstanding at year end	2,180,000	5,633,984	659,259
Change in fair value of awards granted in prior years that remain outstanding at year end	(785,730)	1,418,565	(395,818)
Change in fair value from the end of the prior year to the vesting date for awards granted in prior years and vested in the current year	(631,841)	277,696	(210,996)
Total compensation actually paid for Non-PEO NEOs	$(142,451)	$6,723,595	$376,895

Total Shareholder Return Amount	$ 153	167	51
Net Income (Loss)	$ 55,681,000	24,015,000	(1,311,000)
PEO Name	Thomas Priore
Additional 402(v) Disclosure	Represents the compensation actually paid to the Company's PEO, as adjusted in the table below.Represents the compensation actually paid to the Company's NEOs, as adjusted in the tables below.Assumes $100 investment on December 31, 2020 in our common stock.Represents the Company's net income on the consolidated statements of income reported in the Company's Annual Report on Form 10K.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,996,498)	(600,000)	(299,039)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,331,025	2,252,396	277,958
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,109)	426,609	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,207)	(8,057)	(68,190)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,037,760)	(2,463,400)	(600,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,000	5,633,984	659,259
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(785,730)	1,418,565	(395,818)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (631,841)	$ 277,696	$ (210,996)